Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net Loss	$ (10,693)	$ (33,009)
Share-based compensation	1,623	2,092
Depreciation and amortization	111	114
Increase in other receivables	246	2,575
Increase in trade payables	1,155	2,545
Increase in other payables	1,238	70
Decrease in other liabilities		13
Revaluation of financial liabilities at fair value	(949)	(41)
Financial expenses due to bridge loans principal amounts	(53)	1,421
Interest on leases	32	7
Interest expenses / (income) and revaluation of convertible notes	1,871	(382)
Provision of borrowing to related parties		14
Issuance of ordinary shares due to commitment fee- see note 4(3)	460
Issuance of ordinary shares due to underwriter’s fee- see note 5B(4)	238
Share of net loss of associated companies		104
Issuance cost due to inducement Alpha warrants B’s exercise price	185
SPAC transaction - listing costs		16,802
Net cash flow used in operating activities	(4,536)	(7,675)
Cash flows from investing activities:
Purchase of property, plant and equipment	(166)	(10)
Capitalized development cost		(383)
Net cash flow used in investing activities	(166)	(393)
Cash flows from financing activities:
Payment of lease liabilities	(40)	(21)
Proceeds from issuance of convertible notes and security	350	250
Proceeds from bridge loans		550
Repayment of bridge loans	(30)	(30)
Proceeds from the issuance of Alpha new Note, warrants and derivative financial liability	2,025	2,811
Proceeds from (repayment of) Pre-Paid Advance	(423)	3,220
Proceeds from the issuance of shares and warrants	2,698
Exercise of warrants into ordinary shares	35
Overdraft	21
Issuance of shares in the SPAC transaction, net		2,923
Net cash flow from financing activities	4,636	9,703
Increase (decrease) in cash and cash equivalents	(66)	1,635
Cash and cash equivalents at beginning of period	168	1,398
Exchange rate differences on cash and cash equivalent	(102)	(13)
Cash and cash equivalents at end of period		3,020
Appendix A – Non-Cash transactions during the period:
Conversion of financial liability into ordinary shares	597	450
Conversion of warrants into ordinary shares		290
Conversion of bridge loans and derivative financial liability into ordinary shares and warrants	128	2,983
Exercise of warrants into ordinary shares	458	2,229
Conversion of convertible notes into ordinary shares	2,346	175
Issuance cost due to inducement Alpha warrants B’s exercise price	$ 107